Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
End-of-lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		$ 144,726	$ 207,552	$ 232,622
MR contract maintenance rights write-off offset by maintenance liability release		38,525	17,747	260,245
EOL contract maintenance rights write-off offset by EOL compensation received		159,682	102,940	191,478
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict		0	0	(294,493)
Maintenance rights write-off	[1]	342,933	328,239	389,852
Increase (decrease) in other operating assets		(241,143)	128,459	(113,374)
Non-cash Investing and Financing Activities
Flight equipment reclassified to net investment in finance leases		284,000	171,000	34,000
Flight equipment reclassified to held for sale, net		1,200,000	1,300,000	379,000
Release to income upon sale		$ 31,758	$ 87,809	$ 72,000

[1]	Maintenance rights write-off consisted of the following:

End-of-lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	144,726	207,552	$232,622
MR contract maintenance rights write-off offset by maintenance liability release	38,525	17,747	260,245
EOL contract maintenance rights write-off offset by EOL compensation received	159,682	102,940	191,478
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	—	—	(294,493)
Maintenance rights write-off	$342,933	$328,239	$389,852